RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2014 and 2013, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2014 and 2013, are as follows:

	2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	82,528	9,889	72,639
Series 10	72,329	23,919	48,410
Series 11	114,585	39,646	74,939
Series 12	91,199	45,424	45,775
Series 14	182,096	73,516	108,580
	$542,737	$192,394	$350,343

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	108,121	18,358	89,763
Series 10	92,376	11,657	80,719
Series 11	118,632	31,946	86,686
Series 12	123,035	59,562	63,473
Series 14	277,720	86,182	191,538
	$719,884	$207,705	$512,179

The partnership management fees paid by the Partnership for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 7	$-	$-
Series 9	-	390,944
Series 10	317,801	415,000
Series 11	115,335	50,000
Series 12	662,903	160,100
Series 14	1,161,775	188,214
TOTAL	$2,257,814	$1,204,258

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships. As of March 31, 2014 and 2013, total partnership management fees accrued were $18,489,705 and $20,204,782, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2014 and 2013 are as follows:

	2014	2013
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2014 and 2013 charged to each series’ operations are as follows:

	2014	2013
Series 7	$-	$-
Series 9	12,860	17,097
Series 10	11,365	15,830
Series 11	11,638	15,498
Series 12	12,913	17,492
Series 14	17,951	24,620
TOTAL	$66,727	$90,537

Accounts payable - affiliates at March 31, 2014 and 2013 represents general and administrative expenses, partnership management fees, and may include advances which are payable to Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.